Provisions and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Provisions and Other Non-Current Liabilities

	December 31,

	2023	2022
Net defined benefit plan obligations (see note 27)	535	526
Deferred compensation and employee incentives	74	72
Provisions	71	86
Other non-current liabilities	12	7
Total provisions and other non-current liabilities	692	691

Summary of Movement in Provisions
The following table presents the movement in provisions for the years ended December 31, 2023 and 2022:

	Employee- Related	Facilities- Related	Other	Total
Balance as of December 31, 2021	43	29	129	201
Charges	63	-	3	66
Utilization	(55)	(3)	(13)	(71)
Translation and other, net	1	(3)	-	(2)
Balance as of December 31, 2022	52	23	119	194
Less: short-term provisions	50	3	55	108
Long-term provisions	2	20	64	86
Balance as of December 31, 2022	52	23	119	194
Charges (releases)	55	3	(4)	54
Utilization	(63)	(4)	(17)	(84)
Translation and other, net	1	1	(3)	(1)
Balance as of December 31, 2023	45	23	95	163
Less: short-term provisions	45	2	45	92
Long-term provisions	-	21	50	71